Acquisitions - Additional Information (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 22, 2021	Nov. 22, 2021	Sep. 30, 2021	Jul. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Dec. 26, 2021	Oct. 01, 2021	Jun. 10, 2021	May 20, 2021	Jan. 28, 2021	Jan. 01, 2020
Business Combination Segment Allocation [Line Items]
Contingent consideration liability upon acquisition					$ 31,000,000		$ 31,000,000		$ 18,400,000
Common stock, shares issued													3,775,709
Decrease in fair value of contingent consideration liability					1,800,000		17,300,000	$ 0	(4,700,000)	$ 0	$ 0
General and administrative expenses					20,608,000	$ 18,318,000	41,594,000	30,931,000	74,752,000	45,950,000	12,518,000
Maturity of Principal Amount														$ 45,000,000	$ 14,835,000
Principal amount term fee									1,169,000	5,659,000	$ 870,000
Outstanding principal						4,600,000		4,600,000									$ 500,000
Outstanding interest						4,600,000		4,600,000
Transaction cost						$ 25,200,000		$ 25,200,000										$ 4,000,000
Additional paid in capital					1,875,527,000		1,875,527,000		1,844,875,000	50,282,000
Private Placement Warrants [Member]
Business Combination Segment Allocation [Line Items]
Redeemed price per share						$ 10		$ 10
Pendrell | Bridge Loan
Business Combination Segment Allocation [Line Items]
Bridge loan						$ 10,400,000		$ 10,400,000								$ 10,400,000
Maturity of Principal Amount						$ 10,000,000		10,000,000								$ 10,000,000
Principal amount term fee							$ 400,000	$ 400,000
Holicity S Trust | Executive Officer | Common Stock [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued in exchange of number of share								73,699,647
Holicity S Trust | Founder | Preferred Stock
Business Combination Segment Allocation [Line Items]
Business combination share issued in exchange of number of share								10,870,562
Astra Space, Inc.
Business Combination Segment Allocation [Line Items]
Amortization expenses									3,100,000	3,300,000
Transaction cost																		4,400,000
PSUs [Member]
Business Combination Segment Allocation [Line Items]
Number of shares issued to employees	1,047,115	1,047,115
Holicity Inc
Business Combination Segment Allocation [Line Items]
Common stock, par value						$ 0.0001		$ 0.0001
Business Combination Share Exchange Ratio							approximately one pre-combination Astra share to 0.665 of the Company’s shares	approximately one pre-combination Astra share to 0.665 of the Company’s shares
Cash and Cash Equivalents, Period Increase (Decrease)							$ 463,600,000	$ 463,600,000
Proceeds from Issuance of Private Placement							200,000,000	200,000,000
General and administrative expenses							$ 2,200,000	2,200,000
Transaction cost						$ 25,500,000		25,500,000
Additional paid in capital						$ 23,300,000		$ 23,300,000
Business combination share issued							29,989,019	29,989,019
Business combination share redeemed							10,981	10,981
Redeemed price per share						$ 10		$ 10
Holicity Inc | Private Placement Warrants [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued							20,000,000	20,000,000
Holicity Inc | Executive Officer | Common Stock [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued in exchange of number of share							73,699,647
Holicity Inc | Founder
Business Combination Segment Allocation [Line Items]
Business combination share issued							7,500,000	7,500,000
Holicity Inc | Founder | Preferred Stock
Business Combination Segment Allocation [Line Items]
Business combination share issued in exchange of number of share							10,870,562
Holicity Inc | Public and Private Warrants [Member]
Business Combination Segment Allocation [Line Items]
Additional paid in capital						$ 56,800,000		$ 56,800,000
Apollo Fusion Inc [Member]
Business Combination Segment Allocation [Line Items]
Total purchase consideration, net of cash acquired			$ 75,368,000	$ 70,768,000
Maximum contingent consideration				$ 75,000,000
Business Combination Contingent Consideration Arrangements Revenue Under Contract Percentage				25.00%
Fair value of contingent consideration			23,000,000	$ 18,400,000
Contingent consideration liability upon acquisition									13,700,000
Amortization expenses									200,000	$ 100,000
Fair value of contingent consideration			$ 75,934,000	71,334,000
Revenues Recorded					700,000		$ 700,000		0
Decrease in goodwill									3,000,000
Decrease in fair value of contingent consideration liability							12,600,000		4,600,000
Decrease in fair value of contingent consideration assets									1,700,000
Acquisition in cash									10,000,000
Transaction cost									4,000,000									$ 400,000
Accrued expenses and other current liabilities					3,600,000		3,600,000		3,900,000
Compensation Cost				8,400,000	$ 1,200,000		$ 2,600,000		$ 5,800,000
Apollo Fusion Inc [Member] | Fair Value, Inputs, Level 3 [Member]
Business Combination Segment Allocation [Line Items]
Fair value of contingent consideration				$ 18,400,000
Common Class A [Member]
Business Combination Segment Allocation [Line Items]
Common stock, shares issued					209,408,425		209,408,425		207,451,107	15,679,758
Common stock, shares outstanding					209,408,425		209,408,425		207,451,107	15,679,758
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member] | Holicity Inc
Business Combination Segment Allocation [Line Items]
Common stock, shares issued						198,090,903		198,090,903
Common stock, shares outstanding						198,090,903		198,090,903
Aggregate stock option to purchase							5,993,412	5,993,412
Warrants to purchase common stock						15,813,829		15,813,829	15,813,829
Business combination share issued							198,090,903	198,090,903
Common Class A [Member] | Holicity Inc | Founder
Business Combination Segment Allocation [Line Items]
Business combination share issued							37,489,019	37,489,019
Common Class A [Member] | Apollo Fusion Inc [Member] | Common Stock [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued									2,558,744
Common Class B [Member]
Business Combination Segment Allocation [Line Items]
Common stock, shares issued					55,539,188		55,539,188		55,539,189	47,281,500		55,539,188
Common stock, shares outstanding					55,539,188		55,539,188		55,539,189	47,281,500
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Class B [Member] | Holicity Inc
Business Combination Segment Allocation [Line Items]
Common stock, shares issued						56,239,189		56,239,189
Common stock, shares outstanding						56,239,189		56,239,189
Business combination share issued							56,239,189	56,239,189